Unaudited Condensed Consolidated Interim Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	£ (17,121)	£ (11,770)
Adjustments to cash flows from non-cash items
Depreciation and amortization	1,094	990
Depreciation on right of use assets	326	327
Finance costs/(income)	3,629	(24,193)
Share based payment transactions	4,785	7,056
Income tax credit	(6,448)	(12,984)
Non-cash gain (settled in treasury shares)	(803)
Working capital adjustments	(14,538)	(40,574)
(Decrease)/increase in trade and other receivables	(3,035)	802
Increase/(decrease) in trade and other payables	84	(4,603)
Income taxes received	15,838	11,319
Net cash outflow from operating activities	(1,651)	(33,056)
Cash flows from investing activities
Decrease in gross financial assets at amortized cost		59,886
Acquisitions of property plant and equipment	(391)	(1,304)
Acquisition of intangible assets		(73)
Interest income on deposits	1,168	2,337
Net cash inflow from investing activities	777	60,846
Cash flows from financing activities
Proceeds from issue of shares		180
Proceeds from issue of shares to related party	15,629
Proceeds from issue of warrants to related party	3,907
Payments to lease creditors	(396)	(349)
Net cash /(outflow) from financing activities	19,140	(169)
Net increase in cash at bank	18,266	27,621
Cash at bank, beginning of the period	48,680	62,927
Effect of foreign exchange rate changes	(160)	(855)
Cash at bank, end of the period	£ 66,786	£ 89,693